HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2023 and 2022:

AS AT DEC. 31 (MILLIONS)	Real Estate (Core and Transitional & Development)[1]	Real Estate (LP Investments) [1]	Private Equity	2023 Total	2022 Total
Assets
Cash and cash equivalents	$2	$9	$—	$11	$46
Accounts receivable and other	48	31	—	79	154
Equity accounted investments	—	132	—	132	407
Investment properties	1,376	765	—	2,141	388
Property, plant and equipment	—	11	101	112	1,027
Intangible assets	—	—	10	10	712
Goodwill	—	—	—	—	32
Other long-term assets	—	—	—	—	61
Deferred income tax assets	—	—	4	4	3
Assets classified as held for sale	$1,426	$948	$115	$2,489	$2,830
Liabilities
Accounts payable and other	$57	$38	$17	$112	$304
Non-recourse borrowings of managed entities	—	—	4	4	569
Deferred income tax liabilities	—	—	2	2	3
Liabilities associated with assets classified as held for sale	$57	$38	$23	$118	$876
1.Real Estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at December 31, 2023, assets held for sale primarily relate to five office assets, four malls, two hotels, and one logistics asset, all in the U.S.